PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Details
Depreciation, Depletion and Amortization, Nonproduction	$ 0	$ 0	$ 0	$ 0